UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: July 1, 2022 - June 30, 2023*

*

The reporting period for the MFS Lifetime 2020 Fund, a series of the Registrant, is from July 1, 2022 to August 5, 2022, the effective date of the fund’s reorganization into the MFS Lifetime Income Fund, another series of the Registrant.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21780
Reporting Period: 07/01/2022 - 06/30/2023
MFS Series Trust XII

============================== MFS Core Bond Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2020 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2025 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2030 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2035 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2040 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2045 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2050 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2055 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2060 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================ MFS Lifetime 2065 Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========================== MFS Lifetime Income Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 29, 2023

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated July 11, 2023.

(1)	Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-04096) Post-Effective Amendment No. 78 filed with the SEC via EDGAR on July 27, 2023.